Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from operating activities:
Net income	$ 1,132,650	$ 3,685,000
Adjustment to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	170,826	88,175
Depreciation of right-of-use assets	142,888	94,865
Write off of property, plant and equipment	613	48,399
Early termination of lease		(1,750)
Change in fair value of derivative	(138,122)	109,346
Changes in operating assets and liabilities
Accounts receivable	(6,679,675)	(402,941)
Prepayments and other current assets	(19,042,364)	3,580,806
Due from related parties		1,509,988
Accounts payable	14,779,300	(5,644,677)
Accrued expenses and other liabilities	218,115	78,242
Derivatives		291,860
Lease liabilities	(120,781)	(83,859)
Taxes payable	(496,305)	145,679
Net cash (used in)/provided by operating activities	(10,032,854)	3,499,133
Cash flows from investing activities:
Purchase of property, plant and equipment	(773,863)	(373,111)
Net cash used in investing activities	(773,863)	(373,111)
Cash flows from financing activities:
Proceed from issuance of shares net of share offering costs	13,176,717
Deferred offering costs		(1,128,453)
Net cash provided by /(used in) financing activities	13,176,717	(1,128,453)
Net increase in cash	2,370,000	1,997,569
Cash at the beginning of the year	5,032,890	3,035,321
Cash at the end of the year	7,402,890	5,032,890
Cash paid during the year for:
Interest	302,486	261,703
Income taxes	794,910	688,790
NON-CASH TRANSACTION OF INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and lease liabilities	$ 496,230	$ 370,439